EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 101.6%	Shares	Value
ARK Innovation ETF(a)	22,215	$ 1,665,236
Consumer Discretionary Select Sector SPDR Fund	7,569	1,754,040
Global X Uranium ETF	42,630	1,733,762
Health Care Select Sector SPDR Fund	12,848	1,765,701
Invesco QQQ Trust Series 1	2,967	1,692,377
Materials Select Sector SPDR Fund	19,108	1,763,286
SPDR S&P Retail ETF	21,358	1,798,130
VanEck Semiconductor ETF(a)	5,803	1,684,553
TOTAL EXCHANGE TRADED FUNDS (Cost $12,482,811)		13,857,085

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(b)
First American Government Obligations Fund - Class X, 4.22%(c)	2,684	2,684
TOTAL MONEY MARKET FUNDS (Cost $2,684)		2,684

TOTAL INVESTMENTS - 101.6% (Cost $12,485,495)		$13,859,769
Liabilities in Excess of Other Assets - (1.6)%(d)		(213,690)
TOTAL NET ASSETS - 100.0%		$13,646,079

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Includes cash of $6,860,953 that is pledged as collateral for securities sold short.

SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (51.9)%	Shares	Value
Industrial Select Sector SPDR Fund	(4,408)	$(670,060)
iShares U.S. Home Construction ETF	(11,474)	(1,270,172)
iShares U.S. Telecommunications ETF	(22,467)	(709,283)
ProShares UltraShort 20+ Year Treasury	(18,572)	(675,650)
SPDR S&P Metals & Mining ETF	(15,243)	(1,254,956)
SPDR S&P Oil & Gas Exploration & Production ETF	(8,716)	(1,159,315)
Utilities Select Sector SPDR Fund	(7,823)	(659,636)
Vanguard Consumer Staples ETF	(3,104)	(680,055)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,724,196)		(7,079,127)

TOTAL SECURITIES SOLD SHORT - (51.9)% (Proceeds $6,724,196)		$(7,079,127)

Percentages are stated as a percent of net assets.

EFFICIENT MARKET PORTFOLIO PLUS ETF

Summary of Fair Value Disclosures as of August 31, 2025 (Unaudited)

Efficient Market Portfolio Plus ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$13,857,085	$—	$—	$13,857,085
Money Market Funds	2,684	—	—	2,684
Total Investments	$13,859,769	$—	$—	$13,859,769

Liabilities
Exchange Traded Funds	$(7,079,127)	$—	$—	$(7,079,127)
Total Investments	$(7,079,127)	$—	$—	$(7,079,127)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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